Related parties - Narrative (Details)							12 Months Ended
	Oct. 09, 2020 $ / shares shares	Sep. 28, 2020 $ / shares shares	Jun. 04, 2020 shares	May 19, 2020 $ / shares shares	Apr. 16, 2020 shares	Apr. 15, 2020 shares	Dec. 31, 2022 USD ($) shares subsidiary $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares
Disclosure of transactions between related parties [line items]
Services received, related party transactions | $							$ 0
Shares surrendered to redeem share purchase plan promissory notes (in shares)						597,774
Issuance of shares through capitalization of reserves (in shares)					4,777,996
Number of awards, Granted (in shares)							5,754,786	2,572,008	3,347,766
Outstanding share capital							2.00%
Amounts payable, related party transactions | $							$ 20,000	$ 0
Amounts receivable, related party transactions | $							805,000	789,000
Clinical Trial And Service Costs | $							$ 2,768,000	$ 2,268,000
Share Options
Disclosure of transactions between related parties [line items]
Vesting period							3 years
Initial Public Offering
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)				14,082,475
Offering price per share (in USD per share) | $ / shares				$ 19.00
Over-Allotment Option
Disclosure of transactions between related parties [line items]
Offering price per share (in USD per share) | $ / shares	$ 34.00	$ 34.00
Increase through shares issued under over-allotment option (in shares)	900,000
Related parties
Disclosure of transactions between related parties [line items]
Shares surrendered to redeem share purchase plan promissory notes (in shares)						556,799
Issuance of shares through capitalization of reserves (in shares)					1,222,966
Auven Therapeutics Holdings, L.P.
Disclosure of transactions between related parties [line items]
Number of subsidiaries provide services to | subsidiary							3
HPWH TH AG | Initial Public Offering
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)				950,000
Auven Therapeutics GP Ltd | Over-Allotment Option
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)		900,000
Chairman of the Board of Directors
Disclosure of transactions between related parties [line items]
Number of awards, Granted (in shares)			341,403				1,125,545
Strike price (in USD per share) | $ / shares							$ 18.75
Outstanding share capital							2.00%
Chairman of the Board of Directors | Share Options
Disclosure of transactions between related parties [line items]
Vesting period							3 years